Lease Arrangements (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) item
Lease Arrangements
Number of vessels , generated revenue results | item	60
Future minimum revenue expected to be earned
Remainder of 2021	$ 303,599
2022	548,859
2023	356,293
2024	161,609
2025	75,483
2026 and thereafter	50,014
Total future rentals	$ 1,495,857